Stock-Based Compensation (Tables)	12 Months Ended
Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation Expense
The Company's total stock-based compensation expense for fiscal years 2015, 2014 and 2013 by income statement line item was as follows (in millions):

	2015	2014	2013
Cost of sales	$6	$6	$5
Selling, general and administrative expense	137	49	45
Research and development expense	17	16	15
Stock-based compensation expense	$160	$71	$65

Schedule of Weighted Average Fair Values
The following table provides the weighted average grant date fair values of the Company's restricted stock awards, restricted stock units and ESPP purchase rights during fiscal years 2015, 2014 and 2013, excluding Thoratec-related awards:

	2015	2014	2013
Weighted average grant date fair values:
Restricted stock awards	$71.77	$63.48	$42.26
Restricted stock units	$61.79	$69.08	$59.04
ESPP purchase rights	$16.91	$15.46	$13.06

Schedule of Stock Option Assumptions
The following table includes the weighted average grant date fair value of stock options granted to employees during fiscal years 2015, 2014 and 2013 and the related weighted average assumptions used in the Black-Scholes model:

	2015	2014	2013
Fair value of options granted	$12.54	$14.56	$13.83
Assumptions:
Expected term (years)	5.4	5.4	5.4
Risk-free interest rate	1.7%	1.7%	1.6%
Volatility	24.7%	24.9%	28.6%
Dividend yield	1.8%	1.6%	1.8%

Schedule of Stock Option Activity
The following table summarizes stock option activity under all stock-based compensation plans during the fiscal year ended January 2, 2016:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(shares in millions)	Price	Term (in years)	(in millions)
Outstanding as of January 3, 2015	17.7	$44.70
Granted	2.7	61.76
Exercised	(3.1)	39.06
Forfeited and expired	(0.5)	53.75
Outstanding as of January 2, 2016	16.8	$48.22	4.9	$247
Vested and expected to vest	16.1	$47.59	4.8	$245
Exercisable as of January 2, 2016	10.3	$40.76	3.6	$221

Schedule of Restricted Stock Units and Restricted Stock Award Activity
The following table summarizes activity for restricted stock awards and restricted stock units under all stock-based compensation plans during the fiscal year ended January 2, 2016, excluding the Company's Thoratec-related awards:

	Restricted Stock	Weighted Average
	Units and Awards	Grant Date
	(shares in millions)	Fair Value
Unvested balance as of January 3, 2015	1.5	$56.36
Granted	0.6	62.10
Vested	(0.5)	51.56
Forfeited	(0.1)	57.30
Unvested balance as of January 2, 2016	1.5	$60.65